Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000125404 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125404 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125404 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125404 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125404 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125404 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000125404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000125404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000125404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000125404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000125404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000125404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125404 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000125404 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006777 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006777 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006777 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006777 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006777 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006777 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006777 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006777 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006777 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006777 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006777 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006788 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006788 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006788 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006788 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006788 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006788 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006788 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006788 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006788 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006788 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006788 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006787 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006787 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006787 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006787 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006787 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006787 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006787 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006787 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006787 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006787 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006787 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006787 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006787 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006787 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006787 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006787 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006787 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006787 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006787 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006785 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006785 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006785 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006785 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006785 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006785 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006785 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006785 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006785 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006785 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006785 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006785 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006785 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006785 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006785 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006785 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006785 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006785 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006785 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006783 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006783 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006783 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006783 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006783 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006783 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006783 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006783 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006782 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006782 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006782 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006782 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006782 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006782 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006782 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006782 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006781 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006781 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006781 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006781 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006781 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006781 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006781 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006781 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006776 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000006776 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006776 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006776 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006776 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006776 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006776 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
C000006776 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006776 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000006776 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000006776 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000006776 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000006776 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000006776 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000006776 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000006776 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000006776 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000006776 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000006776 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006789 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006789 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006789 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006789 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006789 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006789 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006789 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006789 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006789 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006789 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006789 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006789 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006790 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006790 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006790 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006790 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006790 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006790 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006790 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006790 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006790 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006790 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006790 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006790 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006790 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006790 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006790 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006790 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006790 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006790 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006790 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006790 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006790 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006790 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006791 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006791 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006791 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006791 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006791 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006791 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006791 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006791 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006791 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006791 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006791 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006791 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006791 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006791 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006791 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006792 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000006792 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000006792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000006792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006792 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006792 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006792 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006792 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006792 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006792 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000006792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000006792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000006792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000006792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000006792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000006792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000006792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000006792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000006792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006792 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000006792 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068492 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000068492 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068492 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068492 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068492 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068492 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068492 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068492 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068492 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068492 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068492 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068492 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068492 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068492 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068492 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068492 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000068492 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068492 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068492 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068492 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068492 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068492 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000068492 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068493 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000068493 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068493 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068493 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068493 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068493 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068493 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068493 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068493 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068493 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068493 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068493 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068493 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068493 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068493 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068493 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000068493 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068493 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068493 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068493 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068493 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000068493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068494 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000068494 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068494 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068494 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068494 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068494 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068494 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068494 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068494 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068494 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068494 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068494 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068494 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068494 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068494 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068494 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000068494 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068494 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068494 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068494 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068494 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068494 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000068494 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068495 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000068495 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068495 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068495 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068495 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068495 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068495 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068495 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068495 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068495 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068495 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068495 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068495 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000068495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068495 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068495 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068495 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000068495 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000068496 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000068496 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000068496 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000068496 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068496 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068496 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068496 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068496 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000068496 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068496 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068496 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000068496 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068496 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000068496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000068496 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000068496 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068496 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000068496 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%